UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08497

Name of Fund: BlackRock Corporate High Yield Fund III, Inc. (CYE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Corporate High Yield Fund III, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2011

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Components — 0.3%
Lear Corp. (a)	11,750	$795,123

Building Products — 0.1%
Masonite Worldwide Holdings (a)	6,623	296,379

Capital Markets — 0.2%
E*Trade Financial Corp. (a)	296,000	438,080

Chemicals — 0.4%
LyondellBasell Industries NV, Class A (a)	23,189	503,502
LyondellBasell Industries NV, Class B (a)	18,484	327,167
Solutia, Inc. (a)	12,000	181,800
Wellman Holdings, Inc. (a)	1,522	76

		1,012,545

Communications Equipment — 0.6%
Loral Space & Communications Ltd. (a)	38,763	1,548,194

Construction Materials — 0.0%
Nortek, Inc. (a)	2,145	96,525

Diversified Financial Services — 0.0%
Citigroup, Inc. (a)	1	4

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	70,784	2,832
SunPower Corp., Class B (a)	778	9,017

		11,849

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)	1,099	6,814

Household Durables — 0.5%
Beazer Homes USA, Inc. (a)	164,500	817,565
Pulte Group, Inc. (a)	30,000	334,200

		1,151,765

Machinery — 0.1%
Accuride Corp. (a)	90,983	122,827

Media — 0.6%
Charter Communications, Inc. (a)	2,918	105,048
Gannett Co., Inc.	44,700	694,638
Gray Television, Inc. (a)	162,000	484,380
Sinclair Broadcast Group, Inc., Class A (a)	50,000	331,750

		1,615,816

Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd. (a)	122,117	427,015
Ainsworth Lumber Co. Ltd. (a)(b)	140,415	490,999
Western Forest Products, Inc. (a)	158,023	51,053
Western Forest Products, Inc. (a)(b)	45,762	14,784

		983,851

Common Stocks	Shares		Value

Software — 0.5%
HMH Holdings/EduMedia (a)		146,824	$917,650
TiVo, Inc. (a)		26,525	239,786

			1,157,436

Wireless Telecommunication Services — 0.2%
FiberTower Corp. (a)		76,542	292,390
SBA Communications Corp., Class A (a)		8,452	279,170

			571,560

Total Common Stocks – 3.9%			9,808,768

Corporate Bonds	Par (000)

Aerospace & Defense — 0.3%
Bombardier, Inc., 7.75%, 3/15/20 (b)	USD	200	202,500
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17 (b)		540	534,600

			737,100

Airlines — 2.0%
American Airlines, Inc., 10.50%, 10/15/12 (b)		390	400,237
American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13		400	404,000
Continental Airlines, Inc.:
Series 1997-4-B, 6.90%, 7/02/18 (c)		522	511,437
Series 2001-1-C, 7.03%, 12/15/12		302	299,016
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		1,100	1,190,750
United Air Lines, Inc., 12.75%, 7/15/12		2,100	2,231,250

			5,036,690

Auto Components — 1.4%
Allison Transmission, Inc. (b):
11.00%, 11/01/15		230	240,350
11.25%, 11/01/15 (d)		177	183,195
Delphi International Holdings Unsecured, 12.00%, 10/06/14		91	91,104
The Goodyear Tire & Rubber Co., 8.63%, 12/01/11		552	567,180
Icahn Enterprises LP:
4.00%, 8/15/13 (e)(f)		255	216,750
8.00%, 1/15/18 (b)		2,470	2,321,800

			3,620,379

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2010	1

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Biotechnology — 0.3%
QHP Pharma, 10.25%, 3/15/15 (b)	USD	680	$689,074

Building Products — 1.0%
Associated Materials LLC, 9.88%, 11/15/16		720	774,000
Building Materials Corp. of America, 7.00%, 2/15/20 (b)		620	613,800
Ply Gem Industries, Inc., 11.75%, 6/15/13		1,090	1,117,250

			2,505,050

Capital Markets — 0.6%
E*Trade Financial Corp. (e)(g):
3.39%, 8/31/19 (b)		244	349,225
Series A, 3.64%, 8/31/19		7	10,019
MU Finance Plc, 8.75%, 2/01/17 (b)	GBP	422	561,454
Marsico Parent Co., LLC, 10.63%, 1/15/16 (b)	USD	963	544,095
Marsico Parent Holdco, LLC, 3.13%, 7/15/16 (b)(d)		263	64,547
Marsico Parent Superholdco, LLC, 3.63%, 1/15/18 (b)(d)		279	54,380

			1,583,720

Chemicals — 4.1%
American Pacific Corp., 9.00%, 2/01/15		880	861,300
CF Industries, Inc.:
6.88%, 5/01/18		440	440,550
7.13%, 5/01/20		780	786,825
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		230	233,450
Hexion Finance Escrow LLC, 8.88%, 2/01/18 (b)		1,015	938,875
Hexion U.S. Finance Corp., 9.75%, 11/15/14		660	630,300
Huntsman International LLC (b):
6.88%, 11/15/13	EUR	280	322,984
5.50%, 6/30/16	USD	435	378,450
8.63%, 3/15/20		395	372,288
Ineos Finance Plc, 9.00%, 5/15/15 (b)		420	417,900
Innophos, Inc., 8.88%, 8/15/14		825	845,625
LBI Escrow Corp., 8.00%, 11/01/17 (b)		2,095	2,131,662
MacDermid, Inc., 9.50%, 4/15/17 (b)		1,260	1,263,150
Wellman Holdings, Inc., Subordinate Note (e):
(Second Lien), 10.00%, 1/29/19		844	734,280
(Third Lien), 5.00%, 1/29/19 (d)		270	105,121

			10,462,760

Corporate Bonds	Par (000)		Value

Commercial Banks — 0.1%
Glitnir Banki HF (a)(h):
4.15%, 4/20/10 (b)	USD	111	$30,803
6.38%, 9/25/12 (b)		500	138,750
Series EMTN, 5.07%, 1/27/10 EUR		50	17,334
Series EMTN, 3.00%, 6/30/10		45	16,290
Series GMTN, 4.38%, 2/05/10		50	17,333

			220,510

Commercial Services & Supplies — 2.6%
ACCO Brands Corp., 10.63%, 3/15/15	USD	250	270,625
Garda World Security Corp., 9.75%, 3/15/17 (b)		400	411,000
International Lease Finance Corp., 8.63%, 9/15/15 (b)		235	216,200
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		585	629,606
Scientific Games International, Inc., 9.25%, 6/15/19		580	598,850
Waste Services, Inc., 9.50%, 4/15/14		3,000	3,075,000
West Corp., 11.00%, 10/15/16		1,290	1,302,900

			6,504,181

Construction Materials — 0.9%
Nortek, Inc., 11.00%, 12/01/13		2,275	2,365,514

Consumer Finance — 0.5%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		680	686,800
Ford Motor Credit Co. LLC:
3.05%, 1/13/12 (f)		215	206,400
7.80%, 6/01/12		200	203,980
8.00%, 12/15/16		180	180,350

			1,277,530

Containers & Packaging — 4.6%
Ball Corp., 6.75%, 9/15/20		525	510,563
Berry Plastics Corp.:
8.88%, 9/15/14		615	590,400
8.25%, 11/15/15		135	132,638
9.50%, 5/15/18 (b)		790	707,050
Berry Plastics Holding Corp., 8.88%, 9/15/14		1,950	1,872,000
Crown European Holdings SA, 6.25%, 9/01/11	EUR	75	92,496
Graphic Packaging International, Inc., 9.50%, 6/15/17	USD	840	873,600
Impress Holdings BV, 2.47%, 9/15/13 (b)(f)		420	388,500
Owens-Brockway Glass Container, Inc.:
8.25%, 5/15/13		1,000	1,012,500
6.75%, 12/01/14	EUR	155	191,158
Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)		1,090	933,312
Pregis Corp., 12.38%, 10/15/13		1,200	1,182,000

2	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Containers & Packaging (concluded)
Rock-Tenn Co., 8.20%, 8/15/11	EUR	2,000	$2,080,000
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17		495	595,288
7.75%, 11/15/19		470	570,990

			11,732,495

Diversified Consumer Services — 1.1%
Service Corp. International, 7.00%, 6/15/17	USD	3,000	2,910,000

Diversified Financial Services — 9.7%
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		390	393,900
CIT Group, Inc.:
7.00%, 5/01/16		3,076	2,791,911
7.00%, 5/01/17		5,280	4,765,272
Citigroup, Inc., 4.75%, 5/19/15		360	355,558
FCE Bank Plc:
7.88%, 2/15/11	GBP	700	1,019,899
7.13%, 1/16/12	EUR	1,800	2,197,816
7.13%, 1/15/13		1,050	1,269,174
GMAC, Inc.:
7.25%, 3/02/11	USD	184	184,690
6.88%, 9/15/11		500	500,000
6.88%, 8/28/12		600	592,500
7.50%, 12/31/13		280	273,000
2.74%, 12/01/14 (f)		394	323,667
6.75%, 12/01/14		940	895,350
8.30%, 2/12/15 (b)		2,160	2,168,100
8.00%, 3/15/20 (b)		2,240	2,172,800
Leucadia National Corp., 8.13%, 9/15/15		1,325	1,354,812
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		1,460	1,445,400
Reynolds Group Issuer, Inc. (b):
7.75%, 10/15/16	EUR	400	485,949
8.50%, 5/15/18	USD	1,375	1,306,250

			24,496,048

Diversified Telecommunication Services — 4.4%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,035	993,600
GCI, Inc., 8.63%, 11/15/19 (b)		1,200	1,164,000
ITC Deltacom, Inc., 10.50%, 4/01/16 (b)		540	518,400
New Communications Holdings, Inc. (b):
7.88%, 4/15/15		630	625,275
8.25%, 4/15/17		800	792,000
8.50%, 4/15/20		350	344,750
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		215	220,375
Qwest Communications International, Inc.:
7.50%, 2/15/14		2,020	1,989,700
8.00%, 10/01/15 (b)		600	601,500
Series B, 7.50%, 2/15/14		1,730	1,704,050

Corporate Bonds	Par (000)		Value

Diversified Telecommunication Services (concluded)
Qwest Corp.:
7.63%, 6/15/15	USD	525	$548,625
8.38%, 5/01/16		680	737,800
Windstream Corp., 8.13%, 8/01/13		760	767,600

			11,007,675

Electric Utilities — 0.5%
Intergen NV, 9.00%, 6/30/17 (b)		420	420,000
NSG Holdings LLC, 7.75%, 12/15/25 (b)		1,030	921,850

			1,341,850

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		295	301,638

Energy Equipment & Services — 1.6%
Compagnie Generale de Geophysique- Veritas:
7.50%, 5/15/15		215	208,550
7.75%, 5/15/17		320	304,000
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)		1,835	1,779,950
Global Geophysical Services, Inc., 10.50%, 5/01/17 (b)		310	297,600
North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		665	679,962
Parker Drilling Co., 9.13%, 4/01/18 (b)		210	199,500
Thermon Industries, Inc., 9.50%, 5/01/17 (b)		555	549,450

			4,019,012

Food & Staples Retailing — 0.7%
AmeriQual Group LLC, 9.50%, 4/01/12 (b)		800	728,000
Rite Aid Corp.:
9.75%, 6/12/16		410	435,113
10.25%, 10/15/19		670	681,725

			1,844,838

Food Products — 0.7%
B&G Foods, Inc., 7.63%, 1/15/18		220	219,450
Reddy Ice Corp., 11.25%, 3/15/15 (b)		440	444,400
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		780	835,088
TreeHouse Foods, Inc., 7.75%, 3/01/18		160	163,600

			1,662,538

Health Care Equipment & Supplies — 1.3%
DJO Finance LLC:
10.88%, 11/15/14		1,670	1,736,800
10.88%, 11/15/14 (b)		600	624,000

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2010	3

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Health Care Equipment & Supplies (concluded)
Hologic, Inc., 2.00%, 12/15/37 (e)(i)	USD	955	$815,331

			3,176,131

Health Care Providers & Services — 4.2%
American Renal Holdings, 8.38%, 5/15/18 (b)		280	272,300
HCA, Inc.:
9.13%, 11/15/14		1,785	1,878,713
8.50%, 4/15/19		1,020	1,065,900
7.25%, 9/15/20		2,315	2,309,212
Omnicare, Inc., 7.75%, 6/01/20		270	270,675
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		1,799	1,888,950
10.00%, 5/01/18		644	705,985
8.88%, 7/01/19		2,014	2,112,182

			10,503,917

Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (b)		2,405	2,759,737

Hotels, Restaurants & Leisure — 2.0%
Harrah’s Operating Co., Inc., 11.25%, 6/01/17		660	691,350
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10 (a)(h)		1,550	744,000
Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(h)		1,290	427,312
MGM Mirage:
13.00%, 11/15/13		110	125,400
10.38%, 5/15/14 (b)		255	270,938
11.13%, 11/15/17 (b)		820	887,650
San Pasqual Casino, 8.00%, 9/15/13 (b)		975	926,250
Scientific Games Corp., 0.75%, 12/01/24 (e)(i)		280	278,600
Travelport LLC:
5.16%, 9/01/14 (f)		160	148,800
9.88%, 9/01/14		210	209,475
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(h)		305	412
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(h)		940	423,000

			5,133,187

Household Durables — 3.3%
Beazer Homes USA, Inc.:
6.88%, 7/15/15		380	333,450
8.13%, 6/15/16		315	288,225
12.00%, 10/15/17		1,345	1,492,950
9.13%, 6/15/18		1,770	1,663,800
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16		1,725	1,763,812

Corporate Bonds	Par (000)		Value

Household Durables (concluded)
KB Home, 9.10%, 9/15/17	USD	215	$217,688
Standard Pacific Corp.:
9.25%, 4/15/12		135	137,700
6.25%, 4/01/14		365	341,275
7.00%, 8/15/15		265	243,800
10.75%, 9/15/16		1,225	1,329,125
8.38%, 5/15/18		605	579,287

			8,391,112

IT Services — 1.2%
Alliance Data Systems Corp., 1.75%, 8/01/13 (e)		1,645	1,721,081
First Data Corp., 9.88%, 9/24/15		1,600	1,288,000

			3,009,081

Independent Power Producers & Energy Traders — 3.2%
The AES Corp., 8.75%, 5/15/13 (b)		450	456,750
AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		610	663,375
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		1,260	1,272,600
Energy Future Holdings Corp.:
10.88%, 11/01/17		955	701,925
12.00%, 11/01/17 (d)		879	560,048
10.00%, 1/15/20 (b)		2,425	2,412,875
NRG Energy, Inc., 7.25%, 2/01/14		2,115	2,088,563

			8,156,136

Industrial Conglomerates — 2.5%
Sequa Corp. (b):
11.75%, 12/01/15		2,340	2,340,000
13.50%, 12/01/15 (d)		3,954	4,028,149

			6,368,149

Insurance — 0.9%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		1,700	1,693,625
USI Holdings Corp., 4.31%, 11/15/14 (b)(f)		680	544,000

			2,237,625

Internet & Catalog Retail — 0.1%
NetFlix, Inc., 8.50%, 11/15/17		210	216,825

Leisure Equipment & Products — 0.6%
Brunswick Corp., 11.25%, 11/01/16 (b)		995	1,114,400
Easton-Bell Sports, Inc., 9.75%, 12/01/16 (b)		280	289,100

			1,403,500

Life Sciences Tools & Services — 0.3%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16		175	181,781
Patheon, Inc., 8.63%, 4/15/17 (b)		585	585,000

			766,781

4	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Machinery — 1.8%
AGY Holding Corp., 11.00%, 11/15/14	USD	980	$784,000
Accuride Corp., 7.50%, 2/26/20 (d)(e)		9	23,945
Navistar International Corp.:
3.00%, 10/15/14 (e)		1,900	2,346,500
8.25%, 11/01/21		1,000	1,000,000
Titan International, Inc., 5.63%, 1/15/17 (b)(e)		240	298,200

			4,452,645

Marine — 0.7%
Horizon Lines, Inc., 4.25%, 8/15/12 (e)		2,230	1,839,750

Media — 13.2%
Affinion Group, Inc.:
10.13%, 10/15/13		2,445	2,487,787
10.13%, 10/15/13		765	778,388
CCH II LLC, 13.50%, 11/30/16		543	622,069
CCO Holdings LLC (b):
7.88%, 4/30/18		470	461,188
8.13%, 4/30/20		470	465,300
CMP Susquehanna Corp., 3.20%, 5/15/14 (b)		160	3,200
CSC Holdings, Inc., 8.50%, 4/15/14 (b)		390	405,600
Catalina Marketing Corp., 10.50%, 10/01/15 (b)(d)		610	634,400
Charter Communications Operating, LLC, 10.00%, 4/30/12 (b)		500	521,875
Clear Channel Worldwide Holdings, Inc. (b):
Series A, 9.25%, 12/15/17		835	845,437
Series B, 9.25%, 12/15/17		4,240	4,314,200
Cox Enterprises, Inc.:
Loan Close 2, 12.00%, 8/15/18		630	630,000
Loan Close 3, 12.00%, 8/15/18		735	735,000
Shares Loan, 12.00%, 8/15/18		735	735,000
DISH DBS Corp., 7.00%, 10/01/13		90	91,350
Gannett Co., Inc., 8.75%, 11/15/14 (b)		600	630,000
Gray Television, Inc., 10.50%, 6/29/15 (b)		710	670,950
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (f)		350	279,125
9.50%, 5/15/15		420	374,850
Intelsat Corp., 9.25%, 6/15/16		2,450	2,511,250
Intelsat Subsidiary Holding Co. Ltd., 8.88%, 1/15/15 (b)		260	261,300
Liberty Global, Inc., 4.50%, 11/15/16 (b)(e)		470	536,388
Liberty Media Corp., 3.13%, 3/30/23 (e)		1,113	1,175,606
Lighthouse International Co. SA: 8.00%, 4/30/14	EUR	546	422,113

Corporate Bonds	Par (000)		Value

Media (concluded)
Lighthouse International Co. SA (concluded):
8.00%, 4/30/14 (b)	EUR	177	$136,839
Lions Gate Entertainment, Inc., 10.25%, 11/01/16 (b)	USD	370	372,775
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		150	148,500
McClatchy Co., 11.50%, 2/15/17 (b)		1,260	1,266,300
Nexstar Broadcasting, Inc., 8.88%, 4/15/17 (b)		440	435,600
Nielsen Finance LLC:
11.63%, 2/01/14		180	192,600
10.00%, 8/01/14		1,890	1,920,712
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(e)(h)		850	807,410
Rainbow National Services LLC (b):
8.75%, 9/01/12		440	444,400
10.38%, 9/01/14		1,582	1,653,190
Seat Pagine Gialle SpA, 10.50%, 1/31/17 (b)	EUR	648	747,478
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	USD	1,735	1,574,512
UPC Germany GmbH (b):
8.13%, 12/01/17		600	588,000
8.13%, 12/01/17	EUR	566	685,882
9.63%, 12/01/19		570	692,478
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	500	505,000
Unitymedia GmbH, 9.63%, 12/01/19	EUR	111	137,575
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)		488	575,911

			33,477,538

Metals & Mining — 5.0%
AK Steel Corp., 7.63%, 5/15/20	USD	535	528,312
Aleris International, Inc. (a)(h):
9.00%, 12/15/14		1,035	2,588
10.00%, 12/15/16		800	5,480
Drummond Co., Inc.:
9.00%, 10/15/14 (b)		875	870,625
7.38%, 2/15/16		225	214,313
FMG Finance Property Ltd. (b):
10.00%, 9/01/13		535	573,119
10.63%, 9/01/16		1,180	1,298,000
Foundation PA Coal Co., 7.25%, 8/01/14		1,975	1,999,687
GoldCorp., Inc., 2.00%, 8/01/14 (b)(e)		190	222,538
McJunkin Red Man Corp., 9.50%, 12/15/16 (b)		1,245	1,207,650
Murray Energy Corp., 10.25%, 10/15/15 (b)		845	840,775
New World Resources NV:
7.38%, 5/15/15	EUR	445	510,584

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2010	5

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Metals & Mining (concluded)
New World Resources NV (concluded):
7.88%, 5/01/18 (b)	EUR	210	$241,465
Novelis, Inc.:
7.25%, 2/15/15	USD	1,515	1,420,009
11.50%, 2/15/15		430	466,550
Ryerson, Inc.:
7.72%, 11/01/14 (f)		400	372,500
12.00%, 11/01/15		265	269,638
Steel Dynamics, Inc., 7.38%, 11/01/12		400	409,000
United States Steel Corp., 7.38%, 4/01/20		520	508,300
Vedanta Resources Plc, 9.50%, 7/18/18 (b)		640	652,800

			12,613,933

Multiline Retail — 1.3%
Dollar General Corp.:
10.63%, 7/15/15		68	74,120
11.88%, 7/15/17 (d)		2,661	3,020,235
Saks, Inc., 9.88%, 10/01/11		295	309,750

			3,404,105

Oil, Gas & Consumable Fuels — 6.2%
Arch Coal, Inc., 8.75%, 8/01/16 (b)		55	56,100
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		500	555,000
10.75%, 2/01/18		260	275,600
Berry Petroleum Co., 8.25%, 11/01/16		510	499,800
Bill Barrett Corp., 9.88%, 7/15/16		240	248,400
Chesapeake Energy Corp., 2.25%, 12/15/38 (e)		800	579,000
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		295	292,050
Connacher Oil and Gas Ltd. (b):
11.75%, 7/15/14		175	182,875
10.25%, 12/15/15		1,145	1,099,200
Consol Energy, Inc., 8.25%, 4/01/20 (b)		1,990	2,032,287
Crosstex Energy LP, 8.88%, 2/15/18 (b)		1,110	1,093,350
Denbury Resources, Inc., 8.25%, 2/15/20		897	926,152
Linn Energy LLC, 8.63%, 4/15/20 (b)		790	782,100
Massey Energy Co., 6.88%, 12/15/13		945	907,200
Niska Gas Storage US LLC, 8.88%, 3/15/18 (b)		1,870	1,879,350
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		1,340	1,346,700
Patriot Coal Corp., 8.25%, 4/30/18		420	411,600
Petrohawk Energy Corp.:
10.50%, 8/01/14		555	586,913

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
Petrohawk Energy Corp. (concluded):
7.88%, 6/01/15	USD	460	$445,625
Range Resources Corp., 8.00%, 5/15/19		400	412,000
Sabine Pass LNG LP, 7.50%, 11/30/16		390	323,700
Teekay Corp., 8.50%, 1/15/20		660	666,600

			15,601,602

Paper & Forest Products — 3.7%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(d)		1,106	1,020,707
Boise Paper Holdings LLC (b):
9.00%, 11/01/17		330	348,562
8.00%, 4/01/20		165	166,238
Clearwater Paper Corp., 10.63%, 6/15/16 (b)		390	428,025
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		1,600	1,664,000
Glatfelter, 7.13%, 5/01/16 (b)		210	199,500
NewPage Corp.:
10.00%, 5/01/12		785	456,281
11.38%, 12/31/14		4,435	4,146,725
Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)		840	896,700

			9,326,738

Pharmaceuticals — 0.6%
Angiotech Pharmaceuticals, Inc., 4.29%, 12/01/13 (f)		1,050	819,000
Elan Finance Plc, 8.88%, 12/01/13		105	105,262
Novasep Holding SAS, 9.63%, 12/15/16 (b)	EUR	630	711,253

			1,635,515

Real Estate Management & Development — 0.5%
Forest City Enterprises, Inc., 7.63%, 6/01/15	USD	1,425	1,303,875

Road & Rail — 0.5%
Avis Budget Car Rental LLC, 9.63%, 3/15/18 (b)		510	510,000
Syncreon Global Ireland Ltd., 9.50%, 5/01/18 (b)		820	787,200

			1,297,200

Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		430	421,938

Software — 0.0%
BMS Holdings, Inc., 7.89%, 2/15/12 (b)(d)(f)		456	9,120

Specialty Retail — 1.8%
Asbury Automotive Group, Inc., 7.63%, 3/15/17		350	325,500

6	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Specialty Retail (concluded)
General Nutrition Centers, Inc., 10.75%, 3/15/15	USD	595	$599,463
Group 1 Automotive, Inc., 2.25%, 6/15/36 (e)(i)		1,055	859,825
Hillman Group, Inc., 10.88%, 6/01/18 (b)		530	530,000
Limited Brands, Inc., 8.50%, 6/15/19		785	836,025
Sonic Automotive, Inc., 9.00%, 3/15/18		370	372,775
United Auto Group, Inc., 7.75%, 12/15/16		1,025	966,062

			4,489,650

Textiles, Apparel & Luxury Goods — 0.5%
Quiksilver, Inc., 6.88%, 4/15/15		1,350	1,181,250

Tobacco — 0.1%
Vector Group Ltd., 11.00%, 8/15/15 (b)		325	325,813

Wireless Telecommunication Services — 5.0%
Cricket Communications, Inc.:
10.00%, 7/15/15		1,890	1,937,250
7.75%, 5/15/16		220	223,300
Digicel Group Ltd. (b):
8.88%, 1/15/15		800	774,000
9.13%, 1/15/15 (d)		1,783	1,738,425
8.25%, 9/01/17		770	754,600
10.50%, 4/15/18		500	506,250
FiberTower Corp., 9.00%, 1/01/16		284	238,668
iPCS, Inc., 2.47%, 5/01/13 (f)		815	749,800
MetroPCS Wireless, Inc., 9.25%, 11/01/14		2,405	2,477,150
NII Holdings, Inc., 2.75%, 8/15/25 (e)		210	208,950
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13		1,170	1,120,275
Series F, 5.95%, 3/15/14		110	101,475
Orascom Telecom Finance SCA, 7.88%, 2/08/14 (b)		275	247,500
Sprint Capital Corp., 6.88%, 11/15/28		1,790	1,487,937

			12,565,580

Total Corporate Bonds – 99.0%			250,387,035

Floating Rate Loan Interests (f)

Aerospace & Defense — 0.0%
Pedalgreen Ltd., Loan Facility, 9.57%, 11/30/15 (d)	GBP	4	4,730

Auto Components — 1.0%
Affinion Group Holdings, Inc., Loan, 7.89%, 3/01/12	USD	436	410,666

Floating Rate Loan Interests (f)	Par (000)		Value

Auto Components (concluded)
Allison Transmission, Inc., Term Loan, 3.01% - 3.10%, 8/07/14	USD	2,239	$2,030,581
Dana Holding Corp., Term Advance, 4.53% - 4.73%, 1/30/15		170	163,696

			2,604,943

Automobiles — 1.4%
Ford Motor Co., Tranche B-1 Term Loan, 3.31% - 3.34%, 12/15/13		3,853	3,587,325

Building Products — 1.3%
CPG International I, Inc., Term Loan, 5.30%, 2/28/11		3,242	3,241,960

Capital Markets — 0.1%
Marsico Parent Co., LLC, Term Loan, 5.31% - 5.38%, 12/15/14		379	249,481

Chemicals — 0.3%
PQ Corp., Term Loan (First Lien), 3.59% - 3.61%, 7/30/14		737	669,635

Commercial Services & Supplies —0.5%
International Lease Finance Corp.:
Term Loan 1, 6.75%, 2/23/15		750	732,375
Term Loan 2, 7.00%, 3/05/16		550	535,150

			1,267,525

Construction & Engineering — 0.8%
Safway Services, LLC, Last Out Term Loan, 15.63%, 12/14/17		2,000	2,000,000

Consumer Finance — 1.8%
American General Finance Corp., Term Loan, 7.25%, 4/16/16		4,250	4,114,000
Chrysler Financial Corp., Term Loan (Second Lien), 6.84%, 8/02/13		500	493,482

			4,607,482

Diversified Telecommunication Services — 1.7%
Wind Finance SL SA, Euro Facility (Second Lien), 7.65%, 12/17/14	EUR	3,460	4,208,768

Food & Staples Retailing — 0.5%
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15	USD	1,246	1,263,144

Health Care Providers & Services — 0.2%
Harden Healthcare, Term Loan A, 8.50%, 2/22/15		498	487,773

Hotels, Restaurants & Leisure — 1.2%
Travelport LLC (FKA Travelport, Inc.), Loan, 8.44%, 3/27/12		3,263	3,067,608

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2010	7

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)	Par (000)			Value

IT Services — 0.2%
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.03% - 3.09%, 9/24/14	USD	346		$291,881
Initial Tranche B-3 Term Loan, 3.03% – 3.04%, 9/24/14		410		345,141

				637,022

Independent Power Producers & Energy Traders — 1.0%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.79% - 3.80%, 10/10/14		216		165,610
Initial Tranche B-2 Term Loan, 3.79% - 4.07%, 10/10/14		256		196,317
Initial Tranche B-3 Term Loan, 3.79% - 3.80%, 10/10/14		2,814		2,149,219

				2,511,146

Media — 1.8%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,719		1,727,972
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.53%, 6/12/14		964		883,316
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		1,200		1,260,000
Protostar Ltd., Debtor in Possession Term Loan, 18.00%, 6/30/10		149		148,672
Worldcolor Press Inc. and Worldcolor (USA) Corp. (FKA Quebecor World, Inc.), Advance, 9.00%, 7/23/12		497		501,021

				4,520,981

Multiline Retail — 0.1%
The Neiman Marcus Group, Inc., Term Loan, 2.25% - 2.28%, 4/06/13		258		235,199

Oil, Gas & Consumable Fuels — 1.5%
Tronox Worldwide LLC:
Tranche B-1 Term Loan, 9.00%, 6/24/10		1,261		1,265,118
Tranche B-2 Term Loan 9.00%, 6/24/10		339		339,882
Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18		2,307		2,076,211

				3,681,211

Paper & Forest Products — 0.3%
Verso Paper Finance Holdings LLC, Loan, 6.60% - 7.35%, 2/01/13 (d)		1,318		856,441

Floating Rate Loan Interests (f)	Par (000)			Value

Real Estate Management & Development — 0.2%
Realogy Corp.:
Initial Term B Loan, 3.29%, 10/10/13	USD	399		$336,229
Synthetic Letter of Credit, 3.35%, 10/10/13		128		107,925

				444,154

Specialty Retail — 0.2%
Claire’s Stores, Inc., Term Loan B, 3.04%, 5/29/14		138		115,671
Michaels Stores, Inc., Term Loan B-1, 2.56% - 2.81%, 10/31/13		355		322,537

				438,208

Total Floating Rate Loan Interests – 16.1%				40,584,736

Other Interests (j)		Beneficial Interest (000)

Auto Components — 1.9%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests		—	(k)	4,745,927
Lear Corp. Escrow		460		10,580

				4,756,507

Media — 0.0%
Adelphia Escrow		750		75
Adelphia Recovery Trust		941		3,762

				3,837

Specialty Retail — 0.0%
Buffets, Inc.		575		58

Total Other Interests – 1.9%				4,760,402

Preferred Securities

Preferred Stocks		Shares

Diversified Financial Services — 1.2%
Citigroup, Inc., 7.50% (e)		10,900		1,304,076
GMAC, Inc., 7.00% (b)		2,405		1,809,011

				3,113,087

Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50% (e)		10,132		269,916

Media — 0.2%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)		37,314		—

8	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value

Media (concluded)
TRA Global, Inc., 4.25% (a)	286,652	$463,144

		463,144

Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A, 7.63% (a)(e)	8,994	118,631

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series O, 0.00% (a)	30,000	37,500
Freddie Mac, Series Z, 8.38% (a)	75,961	79,759

		117,259

Total Preferred Securities – 1.6%		4,082,037

Warrants (l)

Containers & Packaging — 0.0%
MDP Acquisitions Plc (expires 10/01/13)	700	27,867

Health Care Providers & Services — 0.0%
HealthSouth Corp. (expires 1/16/14)	32,042	—

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (expires 4/29/14)	485	5

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (expires 3/26/19) (b)	42,640	1
New Vision Holdings LLC:
(expires 9/30/14)	3,424	34
(expires 9/30/14)	19,023	190

		225

Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (no expiration)	1	—

Software — 0.0%
HMH Holdings/EduMedia (expires 3/09/17)	11,225	—

Total Warrants – 0.0%		28,097

Total Long-Term Investments (Cost – $318,927,002) – 122.5%		309,651,075

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (m)(n)	1,963,008	$1,963,008

Total Short-Term Securities (Cost – $1,963,008) – 0.8%		1,963,008

Options Purchased	Contracts

Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, expires 12/01/19, Broker Goldman Sachs Bank USA	19	3,990

Total Options Purchased (Cost – $18,578) – 0.0%		3,990

Total Investments (Cost – $320,908,588*) – 123.3%		311,618,073
Liabilities in Excess of Other Assets – (23.3)%		(58,806,535)

Net Assets – 100.0%		$252,811,538

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$322,081,932

Gross unrealized appreciation	$12,844,524
Gross unrealized depreciation	(23,308,383)

Net unrealized depreciation	$(10,463,859)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with swaps.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(e)	Convertible security.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	Amount is less than $1,000.

(l)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2010	9

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

(m)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2010	Net Activity	Shares Held at May 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	3,276,755	(1,313,747)	1,963,008	$649

(n)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of May 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	565,000	USD	700,989	Citibank NA	7/14/10	$(7,289)
EUR	163,000	USD	205,210	Citigroup	7/14/10	(5,080)
USD	16,155,718	EUR	12,873,000	BNP Paribas	7/14/10	350,399
GBP	656,000	USD	973,635	Citibank NA	7/28/10	(24,819)
USD	573,789	CAD	575,000	Citibank NA	7/28/10	27,515
USD	266,571	GBP	175,000	Citibank NA	7/28/10	13,457
USD	2,798,133	GBP	1,808,500	Royal Bank of Scotland	7/28/10	182,383

Total						$536,566

•	Financial futures contracts sold as of May 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation

23	S&P Index	June 2010	$6,248,375	$(10,500)

•	Credit default swaps on single-name issues – buy protection outstanding as of May 31, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Wells Fargo & Co.	1.00%	JPMorgan Chase	June 2011	USD	4,250	$6
		Bank NA
K. Hovnanian	5.00%	Goldman Sachs	December 2011	USD	510	5,535
Enterprises, Inc.		International
K. Hovnanian	5.00%	Goldman Sachs	December 2013	USD	1,000	(11,131)
Enterprises, Inc.		Bank USA
Louisiana-Pacific	5.00%	JPMorgan Chase	March 2014	USD	500	(121,425)
Corp.		Bank NA
Brunswick Corp.	5.00%	Goldman Sachs	September 2014	USD	200	(17,815)
		Bank USA
Centex Corp.	1.00%	Deutsche Bank AG	September 2014	USD	188	2,043
Boston Scientific	1.00%	Goldman Sachs	December 2014	USD	525	17,844
Corp.		Bank USA

Total						$(124,943)

10	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

•	Credit default swaps on single-name issues – sold protection outstanding as of May 31, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Advanced Micro	5.00%	JPMorgan Chase	March 2015	B-	USD	600	$51
Devices, Inc.		Bank NA
Realogy Corp.	5.00%	Credit Suisse	March 2015	C	USD	100	(507)
		International
Realogy Corp.	5.00%	JPMorgan Chase	March 2015	C	USD	475	(22,785)
		Bank NA
AK Steel Corp.	5.00%	Credit Suisse	June 2015	BB	USD	700	(72,215)
		International
AK Steel Corp.	5.00%	JPMorgan Chase	June 2015	BB	USD	150	(16,592)
		Bank NA
AK Steel Corp.	5.00%	Goldman Sachs	June 2015	BB	USD	600	(44,912)
		International
Levi Strauss &	5.00%	Citibank NA	June 2015	B+	USD	235	(3,025)
Co.
NOVA Chemicals	5.00%	Goldman Sachs	June 2015	B+	USD	375	(15,912)
Corp.		International
United Rentals	5.00%	Credit Suisse	June 2015	B	USD	500	(23,459)
(North America),		International
Inc.
United Rentals	5.00%	Goldman Sachs	June 2015	B	USD	550	(16,135)
(North America),		International
Inc.
United Rentals	5.00%	Goldman Sachs	June 2015	B	USD	150	(5,779)
(North America),		International
Inc.

Total							$(221,270)

[1]	Using Standard & Poor’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit take place as defined under the terms of the agreement.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2010	11

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of May 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks	$7,730,499	$1,160,544	$917,725	$9,808,768
Corporate Bonds	—	246,272,586	4,114,449	250,387,035
Floating Rate Loan Interests	—	27,890,726	12,694,010	40,584,736
Other Interests	—	—	4,760,402	4,760,402
Preferred Stocks	1,772,382	1,846,511	463,144	4,082,037
Warrants	—	27,867	230	28,097
Short-Term Securities	1,963,008	—	—	1,963,008
Liabilities:
Unfunded loan commitments	—	—	(47,602)	(47,602)

Total	$11,465,889	$277,198,234	$22,902,358	$311,566,481

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$25,479	—	$25,479
Equity contracts	—	3,990	—	3,990
Foreign currency exchange contracts	—	573,754	—	573,754
Liabilities:
Credit contracts	—	(371,692)	—	(371,692)
Foreign currency exchange contracts	—	(37,188)	—	(37,188)
Interest rate contracts	$(10,500)	—	—	(10,500)

Total	$(10,500)	$194,343	—	$183,843

[1]

Derivative financial instruments are financial futures contracts, swaps, foreign currency exchange contracts and options. Financial futures contracts, swaps and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

12	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2010

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Assets/Liabilities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Unfunded Loan Commitments	Warrants	Total

Balance, as of February 28, 2010	$79,746	$4,246,019	$21,135,986	$4,699,133	$1	$(115,579)	$230	$30,045,536
Accrued discounts/premiums	—	6,861	67,557	—	—	—	—	74,418
Net realized gain (loss)	—	9,734	(1,564,467)	349,894	—	—	—	(1,204,839)
Net change in unrealized appreciation/depreciation[2]	(4,595)	(148,654)	650,121	77,575	(1)	67,977	—	642,423
Purchases	—	466	(4,115,152)	(685,200)	—	—	—	(4,799,886)
Sales	—	23	159,012	319,000	—	—	—	478,035
Transfers in3	917,650	—	937,966	—	463,144	—	—	2,318,759
Transfers out[3]	(75,076)	—	(4,577,013)	—	—	—	—	(4,652,088)

Balance, as of May 31, 2010	$917,725	$4,114,449	$12,694,010	$4,760,402	$463,144	$(47,602)	$230	$22,902,358

[2]	The change in the unrealized appreciation/depreciation on the securities still held on May 31, 2010 was $456,624.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	MAY 31, 2010	13

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund III, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Corporate High Yield Fund III, Inc.

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund III, Inc.

Date: July 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund III, Inc.

Date: July 23, 2010